Pension and Other Employee Obligations - Maturity Analysis of Defined Benefit Payments (Detail) $ in Thousands	Mar. 31, 2018 USD ($)
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Defined benefit payments	$ 20,478
2019 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Defined benefit payments	2,230
2020 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Defined benefit payments	2,194
2021 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Defined benefit payments	2,179
2022 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Defined benefit payments	2,245
2023 [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Defined benefit payments	2,370
More than 5 years [member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Defined benefit payments	$ 9,260